EXPRESS SCRIPTS AUTOMATIC
EXCHANGE SECURITY TRUST
FINANCIAL STATEMENTS
DECEMBER 31, 2002














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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
TABLE OF CONTENTS


Report of Independent Accountants..............................................1
Financial Statements
   Statement of Assets and Liabilities.........................................2
   Schedule of Investments.....................................................3
   Statement of Operations.....................................................4
   Statement of Changes in Net Assets..........................................5
   Statement of Cash Flows.....................................................6
Notes to Financial Statements...............................................7-10
Financial Highlights..........................................................11





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PRICEWATERHOUSECOOPERS




                                                     PRICEWATERHOUSECOOPERS LLP
                                                     1177 Avenue of the Americas
                                                     New York, NY 10036
                                                     Telephone (646) 471-4000
                                                     Facsimile (646) 471-4100


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Express Scripts Automatic Exchange Security Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights, after the restatement described in Note 3, present fairly, in all material respects, the financial position of Express Scripts Automatic Exchange Security Trust (the "Trust") at December 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period November 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 1, the Trust is expected to terminate on November 15, 2003, however the termination date can be extended to any date through February 15, 2004.


PricewaterhouseCoopers LLP
New York, New York
March 7, 2003



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                                                                               2

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $200,773,421)                           $292,875,838
Cash                                                                       2,760
Prepaid expenses                                                          79,305
                                                                    ------------

         TOTAL ASSETS                                                292,957,903
                                                                    ------------
LIABILITIES

Expenses payable                                                             949
Unearned expense reimbursement                                            79,305
                                                                    ------------

         TOTAL LIABILITIES                                                80,254
                                                                    ------------

         NET ASSETS                                                 $292,877,649
                                                                    ============

COMPOSITION OF NET ASSETS
$4.83 Trust Issued Automatic Exchange Securities ("Securities"),
   no par value; 3,450,000 shares issued and outstanding            $200,775,232
Unrealized appreciation of investments                                92,102,417
                                                                    ------------

         NET ASSETS                                                 $292,877,649
                                                                    ============

         NET ASSET VALUE PER SHARE (3,450,000                             $84.89
            SHARES OUTSTANDING)                                     ============




   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
                                                    MATURITY
  SECURITIES DESCRIPTION              PAR VALUE        DATE          COST          VALUE
-------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS        $ 4,166,000     02/15/03   $  4,134,595      4,160,168
United States Treasury STRIPS          4,166,000     05/15/03      4,072,841      4,148,919
United States Treasury STRIPS          4,166,000     08/15/03      4,009,818      4,134,338
United States Treasury STRIPS          4,166,000     11/15/03      3,951,579      4,121,913
                                     -----------                ------------   ------------

                                     $16,664,000                  16,168,833     16,565,338

FORWARD PURCHASE CONTRACT
  Express Scripts, Inc. Class A
   Common Stock (see Note 9)                                     184,604,588    276,310,500

     TOTAL                                                      $200,773,421   $292,875,838
                                                                ============   ============





   The accompanying notes are an integral part of these financial statements.

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                                                                               4

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INTEREST INCOME                                                       $1,398,214

EXPENSES
  Accounting fees                                       $33,000
  Trustee fees                                           12,000
  Custodian fees                                         81,667
  Miscellaneous fees                                      9,000
                                                       --------

   TOTAL FEES AND EXPENSES                              135,667

Expense reimbursement                                  (135,667)
                                                       --------

   TOTAL EXPENSES - NET
                                                                      ----------
   NET INVESTMENT INCOME                                               1,398,214

   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                6,000,793
                                                                      ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $7,399,007
                                                                      ==========




   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                          DECEMBER 31,
                                                                    2002               2001
                                                                                   AS RESTATED
                                                                                   (SEE NOTE 3)
                                                                 --------------------------------
OPERATIONS:
   Net investment income                                           $1,398,214        $2,213,518
   Net change in unrealized appreciation of investments             6,000,793       (24,422,267)
                                                                 ------------      ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       7,399,007       (22,208,749)
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (1,398,214)       (2,604,165)
   Return of capital                                              (15,265,286)      (14,429,624)
                                                                 ------------      ------------
        TOTAL DISTRIBUTIONS                                       (16,663,500)      (17,033,789)
                                                                 ------------      ------------
        NET DECREASE IN NET ASSETS                                 (9,264,493)      (39,242,538)

        NET ASSETS, BEGINNING OF PERIOD                           302,142,142       341,384,680
                                                                 ------------      ------------
        NET ASSETS, END OF PERIOD                                $292,877,649      $302,142,142
                                                                 ============      ============








   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

Cash flows from operating activities
   Net increase in net assets from operations                      $  7,399,007
   Adjustment to reconcile net increase in net assets from
   operations to net cash provided by operating activities
      Net change in unrealized appreciation of investments           (6,000,793)
      Proceeds from maturities of U.S. Treasury STRIPS               16,664,000
      Amortization of discount on U.S. Treasury STRIPS               (1,398,214)
                                                                   ------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                    16,664,000

Cash flows used in financing activities
   Distribution to shareholders                                     (16,663,500)
                                                                   ------------

        NET CASH USED IN FINANCING ACTIVITIES                       (16,663,500)
                                                                   ------------

        NET INCREASE IN CASH                                                500

Cash and cash equivalents
   Beginning of year                                                      2,260
                                                                   ------------

   End of year                                                          $2,760
                                                                   ============




   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

1.     ORGANIZATION

       Express Scripts Automatic Exchange Security Trust ("Trust") was established on June 29, 1999 and amended and restated as of November l, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In November 2000, the Trust sold $4.83 Trust Issued Automatic Exchange Securities ("Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of Class A Common Stock ("Common Stock") of Express Scripts, Inc. ("Company"), from an existing shareholder of the Company (the "Seller"). Each Security originally represented between 0.8333 shares and 1 share of Common Stock or cash equal to the value of those shares. Effective June 22, 2001, the Company completed a two for one stock split of the Common Stock. As a result, each Security represents between 1.6666 shares and 2 shares of the Common Stock or its cash equivalent. The number of shares, or amount of cash, will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date. The Common Stock or its cash equivalent is deliverable pursuant to the contract on Exchange Date and the Trust will thereafter terminate. The Exchange Date is November 15, 2003 but may be extended by the Seller to any date through February 15, 2004.

       Pursuant to the Administration Agreement between the Trust and JP Morgan Chase Bank (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

       VALUATION OF INVESTMENTS
       The U.S. Treasury STRIPS are valued at the mean of the bid and asked price at the close of the year. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is fair valued, in accordance with procedures approved by the Trustees of the Trust, at a bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contract existed, and the difference could be material.

       INVESTMENT TRANSACTIONS
       Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Unrealized gains and losses are accounted for on the specific identification method.



   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

       USE OF ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     REVISION OF PRIOR YEAR'S AMOUNTS

       The Trust revised its financial statements (as indicated below) in order to correct the valuation of the forward purchase contract at December 31, 2001 and 2000 which had not been valued in accordance with the procedures approved by the Trustees. The revision resulted in the increase in unrealized appreciation for the year ended December 31, 2001 by $78,020,638. In addition, unrealized gain/(loss) on investments and the net asset value of the Trust reflected in the financial highlights as of December 31, 2001 and 2000 were increased by $114,909,150 and $36,888,512, respectively. The effect of the revision is summarized below:

                                                                  AS PREVIOUSLY
                                                                     REPORTED         AS REVISED
YEAR ENDING DECEMBER 31, 2001
  Net change in unrealized appreciation (depreciation)           $(102,442,905)      $(24,422,267)
  Unrealized gain (loss) on investments per share                       (29.69)             (7.07)
  Ratio of expenses to average net assets (before reimbursement)          0.06%              0.04%
  Ratio of net investment income to average net assets
       Before reimbursement                                               1.03%              0.67%
       After reimbursement                                                1.09%              1.07%
AS OF DECEMBER 31, 2001
  Unrealized appreciation (depreciation) on investments            (28,807,526)        86,101,624
  Net assets                                                       187,232,992        302,142,142
  Net asset value per share                                              54.27              87.58
PERIOD ENDING DECEMBER 31, 2000
  Net change in unrealized appreciation (depreciation)              73,635,379        110,523,891
  Unrealized gain (loss) on investments per share                        21.35              32.04
  Ratio of net investment income to average net assets
       Before reimbursement (annualized)                                  0.77%              0.74%
       After reimbursement (annualized)                                   0.88%              0.85%
AS OF DECEMBER 31, 2000
  Unrealized appreciation (depreciation) on investments             73,635,379        110,523,891
  Net assets                                                       304,496,168        341,384,680
  Net asset value per share                                              88.26              98.95




   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

4.     DISTRIBUTIONS

       The face amounts and maturities of U.S. Treasury STRIPS held correspond to the amounts and payment dates of scheduled distributions to shareholders. Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $4.83 per annum or $1.2075 per quarter, payable quarterly commencing February 15, 2001 (except for the first distribution on February 15, 2001 which was $1.3148). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the year ended December 31, 2002, the total distribution to shareholders was $16,663,500. The distribution includes return of capital and net investment income of $15,265,286 and $1,398,214, respectively.

5.     PURCHASES, SALES AND MATURITIES OF INVESTMENTS

       U.S. Treasury STRIPS totaling $16,664,000 matured during the year ended December 31, 2002. There were no purchases or sales of securities during the year.

6.     TRUSTEE FEES

       Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 have been paid by the Seller.

7.     INCOME TAXES

       The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

       At December 31, 2002, the net unrealized appreciation based on the cost of investments for Federal income tax purposes of $200,773,421 was as follows:

                     Unrealized appreciation           $ 92,102,417
                     Unrealized depreciation                      -
                                                       ------------
                     Net unrealized appreciation       $ 92,102,417
                                                       ============

8.     EXPENSES

       The Seller has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Seller has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts.




   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

9.     FORWARD PURCHASE CONTRACTS

       The Trust has acquired and holds a forward purchase contract with a shareholder of Express Scripts, Inc. Class A Common Stock and paid to the Seller $185,043,046 in connection therewith. Pursuant to such contract, on the Exchange Date, the Seller is obligated to deliver to the Trust a number of shares of Common Stock or, at the Seller's option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Seller's contract. The Exchange Rate will vary depending on the average market price of the Common Stock over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be 2 if the Average Market Price is $34.50 or less, will be 1.6666 if the Average Market Price is $41.40 or greater, and will be the rate that would result in the number of shares of Common Stock that would be equal in value to $69, if the Average Market Price is between $34.50 and $41.40. The forward purchase contract is illiquid and cannot be sold by the Trust.

       Offering expenses of $438,458 were paid by the Seller. This amount has been recorded as a reduction in the cost of the forward contract.

       The Seller's obligation under the forward purchase contract is collateralized by the Common Stock which is being held in the custody of the Trust's Custodian, JP Morgan Chase Bank. At December 31, 2002, the Custodian held 6,900,000 shares with an aggregate value of $331,467,000.

10.    CAPITAL SHARE TRANSACTIONS

       During the offering period, the Trust sold 3,450,000 Securities to the public and received net proceeds of $230,470,042 ($238,050,000 net of sales commissions and offering expenses of $7,579,958). As of December 31, 2002, there were 3,450,000 Securities issued and outstanding.




   The accompanying notes are an integral part of these financial statements.

                                                                            11
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts. The financial highlights for the year ended December 31, 2001 and for the period ended December 31, 2000 have been restated as described in Note 3.

                                                                               FOR THE
                                                                             PERIOD FROM
                                                                            NOVEMBER 1, 2000
                                                   FOR THE YEAR ENDED      (COMMENCEMENT OF
                                                      DECEMBER 31,          OPERATIONS) TO
                                                 2002            2001      DECEMBER 31, 2000
                                                             AS RESTATED      AS RESTATED
Net asset value, beginning of period            $ 87.58        $ 98.95         $66.93*
                                              ---------      ---------       --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.41           0.64           0.11
   Unrealized gain (loss) on investments           1.73          (7.07)         32.04
                                              ---------      ---------       --------
   Net increase (decrease) in net asset value      2.14          (6.43)         32.15
                                              ---------      ---------       --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.41)         (0.76)             -
   Return of capital                              (4.42)         (4.18)             -
                                              ---------      ---------       --------
   Total distributions                            (4.83)         (4.94)             -
                                              ---------      ---------       --------

CAPITAL SHARE TRANSACTIONS
   Offering costs                                      -                -       (0.13)
                                              ---------      ---------       --------
   Ending net asset value                       $ 84.89        $ 87.58         $98.95
                                              ---------      ---------       --------
   Ending market value                          $ 86.00**      $ 90.00 **      $98.06**
                                              ---------      ---------       --------

TOTAL INVESTMENT RETURN
   Market value(2)                                  0.76%        (2.99)%        42.12%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
   Before reimbursement                             0.05%         0.04%         0.11%(1)
   After reimbursement                              0.00%         0.00%         0.00%(1)
Ratio of net investment income to average
  net assets:
   Before reimbursement                             0.42%         0.67%         0.74%(1)
   After reimbursement                              0.47%         0.71%         0.85%(1)
Net assets, end of period (in thousands)        $292,878      $302,142      $341,385




   The accompanying notes are an integral part of these financial statements.

(1)    Annualized
(2) The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.
*      Net proceeds less selling commissions ($2.07 per share).
**     Closing price on Nasdaq National Market at end of year.





   The accompanying notes are an integral part of these financial statements.

DISCLOSURE OF BASIC INFORMATION ABOUT THE TRUST'S TRUSTEES

The following is a list of the Trustees of Express Scripts Automatic Exchange Security Trust together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.

                            POSITION HELD WITH
                          REGISTRANT AND LENGTH   PRINCIPAL OCCUPATIONS DURING
    NAME, ADDRESS, AGE          OF SERVICE            THE PAST FIVE YEARS          OTHER TRUSTEE POSITIONS
--------------------------------------------------------------------------------------------------------------------

Donald J. Puglisi          Managing Trustee       Managing Director, Puglisi &   Equity Securities Trust I, Equity
850 Library Avenue,        since 1999             Associates;                    Securities Trust II, DECS Trust
Suite 204                                         MBNA America Professor         IX
Newark, DE 19711                                  of Business Emeritus,
Age: 57                                           University of Delaware
--------------------------------------------------------------------------------------------------------------------

William R. Latham, III     Trustee since 1999     Associate Professor of         Equity Securities Trust I, Equity
Department of                                     Economics, University of       Securities Trust II, DECS Trust
Economics                                         Delaware                       IX.
University of Delaware
Newark, DE 19716
Age: 58
--------------------------------------------------------------------------------------------------------------------

James B. O'Neill           Trustee since 1999     Professor of Economics and     Equity Securities Trust I, Equity
Center for Economic                               Director, Center for           Securities Trust II, DECS Trust
Education and                                     Economic Education and         IX.
Entrepreneurship                                  Entrepreneurship,
University of Delaware                            University of Delaware
Newark, DE 19716
Age: 63
--------------------------------------------------------------------------------------------------------------------


None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940. Additional information about the Trust's Trustees is available upon request.



   The accompanying notes are an integral part of these financial statements.